Income taxes (Details 4)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income taxes
Number of income tax authorities to which a company is liable to pay statutory taxes	2
ISR
Income taxes
Statutory income tax rate	30.00%	30.00%	30.00%
Income tax rate applicable to companies in 2014	30.00%